SHARE-BASED COMPENSATION - Summary of the Non-vested Shares Activities (Details) - Non-vested shares - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Outstanding at the beginning of the period (in shares)	297,750	199,336	603,088
Granted (in shares)	872,500	350,500	77,500
Vested (in shares)	(133,950)	(199,336)	(419,752)
Forfeited (in share)	(29,250)	(52,750)	(61,500)
Outstanding at the end of the period (in shares)	1,007,050	297,750	199,336
Outstanding at the beginning of the period (in dollars per share)	$ 0.881	$ 0.671	$ 0.955
Granted (in dollars per share)	0.467	0.841	1.545
Vested (in dollars per share)	0.851	0.671	1.112
Forfeited & Cancelled (in dollars per share)	0.925	0.615	1.545
Outstanding at the end of the period (in dollars per share)	$ 0.525	$ 0.881	$ 0.671